Consolidated Statements Of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in USD per share)	$ 0.35	$ 1.40	$ 1.34